DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED - Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired (Details) - USD ($)
$ in Millions
	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
DAC:
Balance, beginning of period	$ 2,436	$ 1,376
Additions	674	784
Amortization	(274)	(292)
Net change	400	492
Balance, end of period	2,836	1,868
DSI:
Balance, beginning of period	1,114	393
Additions	259	348
Amortization	(51)	(19)
Net change	208	329
Balance, end of period	1,322	722
VOBA asset:
Balance, beginning of period	8,133	8,927
Amortization	(386)	(391)
Net change	(386)	(391)
Balance, end of period	7,747	8,536
Total DAC, DSI and VOBA asset	11,905	11,126
Annuities
DAC:
Balance, beginning of period	1,893	886
Additions	412	511
Amortization	(94)	(47)
Net change	318	464
Balance, end of period	2,211	1,350
DSI:
Balance, beginning of period	1,114	393
Additions	259	348
Amortization	(51)	(19)
Net change	208	329
Balance, end of period	1,322	722
VOBA asset:
Balance, beginning of period	8,061	8,838
Amortization	(380)	(381)
Net change	(380)	(381)
Balance, end of period	7,681	8,457
Total DAC, DSI and VOBA asset	11,214	10,529
P&C
DAC:
Balance, beginning of period	166	184
Additions	236	228
Amortization	(167)	(229)
Net change	69	(1)
Balance, end of period	235	183
DSI:
Balance, beginning of period	0	0
Additions	0	0
Amortization	0	0
Net change	0	0
Balance, end of period	0	0
VOBA asset:
Balance, beginning of period	14	27
Amortization	(4)	(8)
Net change	(4)	(8)
Balance, end of period	10	19
Total DAC, DSI and VOBA asset	245	202
Life Insurance
DAC:
Balance, beginning of period	377	306
Additions	26	45
Amortization	(13)	(16)
Net change	13	29
Balance, end of period	390	335
DSI:
Balance, beginning of period	0	0
Additions	0	0
Amortization	0	0
Net change	0	0
Balance, end of period	0	0
VOBA asset:
Balance, beginning of period	58	62
Amortization	(2)	(2)
Net change	(2)	(2)
Balance, end of period	56	60
Total DAC, DSI and VOBA asset	$ 446	$ 395